Distribution Date:	10/18/21	UBS Commercial Mortgage Trust 2019-C18
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2019-C18

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas, | New York, NY 10019
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		Niral Shah	(305) 485-2041	Niral.Shah@rialtocapital.com
Mortgage Loan Detail (Part 1)	13-15		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	19
			David Rodgers	(212) 230-9025
Historical Detail	20		600 Third Avenue,40th Floor | New York, NY 10016
Delinquency Loan Detail	21	Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	24
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	25		General Contact	(302) 636-4140
Historical Liquidated Loan Detail	26		1100 North Market St., | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	90278PAW0	2.097300%	29,089,000.00	21,604,876.97	385,979.49	37,759.92	0.00	0.00	423,739.41	21,218,897.48	20.47%	20.25%
A-2	90278PAX8	2.994300%	69,160,000.00	69,160,000.00	0.00	172,571.49	0.00	0.00	172,571.49	69,160,000.00	20.47%	20.25%
A-SB	90278PAY6	2.987200%	35,630,000.00	35,630,000.00	0.00	88,694.95	0.00	0.00	88,694.95	35,630,000.00	20.47%	20.25%
A-3	90278PAZ3	2.781600%	156,589,000.00	156,589,000.00	0.00	362,973.30	0.00	0.00	362,973.30	156,589,000.00	20.47%	20.25%
A-4	90278PBA7	3.035200%	230,029,000.00	230,029,000.00	0.00	581,820.02	0.00	0.00	581,820.02	230,029,000.00	20.47%	20.25%
A-S	90278PBD1	3.378400%	72,498,000.00	72,498,000.00	0.00	204,106.04	0.00	0.00	204,106.04	72,498,000.00	20.47%	20.25%
B	90278PBE9	3.681100%	33,460,000.00	33,460,000.00	0.00	102,641.34	0.00	0.00	102,641.34	33,460,000.00	15.92%	15.75%
C	90278PBF6	3.944737%	30,672,000.00	30,672,000.00	0.00	100,827.49	0.00	0.00	100,827.49	30,672,000.00	11.75%	11.63%
D	90278PAG5	2.500000%	20,448,000.00	20,448,000.00	0.00	42,600.00	0.00	0.00	42,600.00	20,448,000.00	8.97%	8.88%
E	90278PAJ9	2.500000%	15,801,000.00	15,801,000.00	0.00	32,918.75	0.00	0.00	32,918.75	15,801,000.00	6.82%	6.75%
F	90278PAL4	2.806900%	14,872,000.00	14,872,000.00	0.00	34,786.85	0.00	0.00	34,786.85	14,872,000.00	4.80%	4.75%
G	90278PAN0	2.806900%	7,435,000.00	7,435,000.00	0.00	17,391.08	0.00	0.00	17,391.08	7,435,000.00	3.79%	3.75%
NR-RR* 90278PAQ3		3.944737%	27,884,548.00	27,884,548.00	0.00	88,164.35	0.00	0.00	88,164.35	27,884,548.00	0.00%	0.00%
R	90278PAU4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	90278PAS9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			743,567,548.00	736,083,424.97	385,979.49	1,867,255.58	0.00	0.00	2,253,235.07	735,697,445.48

Notional Certificates
X-A	90278PBB5	1.035291%	520,497,000.00	513,012,876.97	0.00	442,597.91	0.00	0.00	442,597.91	512,626,897.48
X-B	90278PBC3	0.365071%	136,630,000.00	136,630,000.00	0.00	41,566.37	0.00	0.00	41,566.37	136,630,000.00
X-D	90278PAA8	1.444737%	36,249,000.00	36,249,000.00	0.00	43,641.91	0.00	0.00	43,641.91	36,249,000.00
X-F	90278PAC4	1.137837%	14,872,000.00	14,872,000.00	0.00	14,101.60	0.00	0.00	14,101.60	14,872,000.00
X-G	90278PAE0	1.137837%	7,435,000.00	7,435,000.00	0.00	7,049.85	0.00	0.00	7,049.85	7,435,000.00
Notional SubTotal			715,683,000.00	708,198,876.97	0.00	548,957.64	0.00	0.00	548,957.64	707,812,897.48

Deal Distribution Total					385,979.49	2,416,213.22	0.00	0.00	2,802,192.71

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90278PAW0	742.71638661	13.26891574	1.29808244	0.00000000	0.00000000	0.00000000	0.00000000	14.56699818	729.44747087
A-2	90278PAX8	1,000.00000000	0.00000000	2.49525000	0.00000000	0.00000000	0.00000000	0.00000000	2.49525000	1,000.00000000
A-SB	90278PAY6	1,000.00000000	0.00000000	2.48933343	0.00000000	0.00000000	0.00000000	0.00000000	2.48933343	1,000.00000000
A-3	90278PAZ3	1,000.00000000	0.00000000	2.31799999	0.00000000	0.00000000	0.00000000	0.00000000	2.31799999	1,000.00000000
A-4	90278PBA7	1,000.00000000	0.00000000	2.52933334	0.00000000	0.00000000	0.00000000	0.00000000	2.52933334	1,000.00000000
A-S	90278PBD1	1,000.00000000	0.00000000	2.81533339	0.00000000	0.00000000	0.00000000	0.00000000	2.81533339	1,000.00000000
B	90278PBE9	1,000.00000000	0.00000000	3.06758338	0.00000000	0.00000000	0.00000000	0.00000000	3.06758338	1,000.00000000
C	90278PBF6	1,000.00000000	0.00000000	3.28728123	0.00000000	0.00000000	0.00000000	0.00000000	3.28728123	1,000.00000000
D	90278PAG5	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
E	90278PAJ9	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
F	90278PAL4	1,000.00000000	0.00000000	2.33908351	0.00000000	0.00000000	0.00000000	0.00000000	2.33908351	1,000.00000000
G	90278PAN0	1,000.00000000	0.00000000	2.33908272	0.00000000	0.00000000	0.00000000	0.00000000	2.33908272	1,000.00000000
NR-RR	90278PAQ3	1,000.00000000	0.00000000	3.16176364	0.12551754	1.42151273	0.00000000	0.00000000	3.16176364	1,000.00000000
R	90278PAU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	90278PAS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90278PBB5	985.62119853	0.00000000	0.85033710	0.00000000	0.00000000	0.00000000	0.00000000	0.85033710	984.87963904
X-B	90278PBC3	1,000.00000000	0.00000000	0.30422579	0.00000000	0.00000000	0.00000000	0.00000000	0.30422579	1,000.00000000
X-D	90278PAA8	1,000.00000000	0.00000000	1.20394797	0.00000000	0.00000000	0.00000000	0.00000000	1.20394797	1,000.00000000
X-F	90278PAC4	1,000.00000000	0.00000000	0.94819796	0.00000000	0.00000000	0.00000000	0.00000000	0.94819796	1,000.00000000
X-G	90278PAE0	1,000.00000000	0.00000000	0.94819771	0.00000000	0.00000000	0.00000000	0.00000000	0.94819771	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/21 - 09/30/21	30	0.00	37,759.92	0.00	37,759.92	0.00	0.00	0.00	37,759.92	0.00
A-2	09/01/21 - 09/30/21	30	0.00	172,571.49	0.00	172,571.49	0.00	0.00	0.00	172,571.49	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	88,694.95	0.00	88,694.95	0.00	0.00	0.00	88,694.95	0.00
A-3	09/01/21 - 09/30/21	30	0.00	362,973.30	0.00	362,973.30	0.00	0.00	0.00	362,973.30	0.00
A-4	09/01/21 - 09/30/21	30	0.00	581,820.02	0.00	581,820.02	0.00	0.00	0.00	581,820.02	0.00
X-A	09/01/21 - 09/30/21	30	0.00	442,597.91	0.00	442,597.91	0.00	0.00	0.00	442,597.91	0.00
X-B	09/01/21 - 09/30/21	30	0.00	41,566.37	0.00	41,566.37	0.00	0.00	0.00	41,566.37	0.00
X-D	09/01/21 - 09/30/21	30	0.00	43,641.91	0.00	43,641.91	0.00	0.00	0.00	43,641.91	0.00
X-F	09/01/21 - 09/30/21	30	0.00	14,101.60	0.00	14,101.60	0.00	0.00	0.00	14,101.60	0.00
X-G	09/01/21 - 09/30/21	30	0.00	7,049.85	0.00	7,049.85	0.00	0.00	0.00	7,049.85	0.00
A-S	09/01/21 - 09/30/21	30	0.00	204,106.04	0.00	204,106.04	0.00	0.00	0.00	204,106.04	0.00
B	09/01/21 - 09/30/21	30	0.00	102,641.34	0.00	102,641.34	0.00	0.00	0.00	102,641.34	0.00
C	09/01/21 - 09/30/21	30	0.00	100,827.49	0.00	100,827.49	0.00	0.00	0.00	100,827.49	0.00
D	09/01/21 - 09/30/21	30	0.00	42,600.00	0.00	42,600.00	0.00	0.00	0.00	42,600.00	0.00
E	09/01/21 - 09/30/21	30	0.00	32,918.75	0.00	32,918.75	0.00	0.00	0.00	32,918.75	0.00
F	09/01/21 - 09/30/21	30	0.00	34,786.85	0.00	34,786.85	0.00	0.00	0.00	34,786.85	0.00
G	09/01/21 - 09/30/21	30	0.00	17,391.08	0.00	17,391.08	0.00	0.00	0.00	17,391.08	0.00
NR-RR	09/01/21 - 09/30/21	30	36,019.84	91,664.35	0.00	91,664.35	3,500.00	0.00	0.00	88,164.35	39,638.24
Totals			36,019.84	2,419,713.22	0.00	2,419,713.22	3,500.00	0.00	0.00	2,416,213.22	39,638.24

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 29

Additional Information
Total Available Distribution Amount (1)	2,802,192.71
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,430,663.54	Master Servicing Fee	3,417.73
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,488.26
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	306.70
ARD Interest	0.00	Operating Advisor Fee	1,239.07
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	208.56
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,430,663.54	Total Fees	10,950.32

Principal		Expenses/Reimbursements
Scheduled Principal	385,979.49	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	385,979.49	Total Expenses/Reimbursements	3,500.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,416,213.22
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	385,979.49
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,802,192.71
Total Funds Collected	2,816,643.03	Total Funds Distributed	2,816,643.03

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	736,083,425.74	736,083,425.74	Beginning Certificate Balance	736,083,424.97
(-) Scheduled Principal Collections	385,979.49	385,979.49	(-) Principal Distributions	385,979.49
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	735,697,446.25	735,697,446.25	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	736,083,425.74	736,083,425.74	Ending Certificate Balance	735,697,445.48
Ending Actual Collateral Balance	735,697,446.25	735,697,446.25

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.77)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.77)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.94%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
5,000,000 or less	14	45,894,678.27	6.24%	98	4.2923	1.649214	1.55 or less	18	199,771,271.58	27.15%	97	4.0965	0.706036
5,000,001 to 10,000,000	22	178,100,118.84	24.21%	86	4.2215	2.113493	1.56 to 1.65	8	68,834,799.14	9.36%	83	4.6077	1.606669
10,000,001 to 15,000,000	15	197,290,845.28	26.82%	98	4.0046	1.922534	1.66 to 1.75	5	61,745,975.79	8.39%	97	4.0240	1.734057
15,000,001 to 20,000,000	5	93,452,744.29	12.70%	97	3.4089	2.232897	1.76 to 1.85	1	13,572,466.59	1.84%	98	4.2000	1.839100
20,000,001 to 25,000,000	4	94,859,059.57	12.89%	98	3.9909	1.196728	1.86 to 1.95	5	37,007,117.64	5.03%	81	4.4874	1.912576
25,000,001 to 30,000,000	2	56,100,000.00	7.63%	93	4.0075	2.674159	1.96 to 2.05	1	16,556,250.00	2.25%	97	3.7860	2.010700
30,000,001 or greater	2	70,000,000.00	9.51%	67	3.6325	2.424750	2.06 to 2.25	6	48,519,565.51	6.60%	87	4.2785	2.157859
Totals	64	735,697,446.25	100.00%	91	3.9624	2.002651	2.26 to 2.45	1	20,000,000.00	2.72%	97	3.0045	2.425400
							2.46 to 2.65	4	55,595,000.00	7.56%	98	3.7990	2.518493
							2.66 to 2.85	6	85,500,000.00	11.62%	95	3.8481	2.711655
							2.86 or greater	9	128,595,000.00	17.48%	81	3.4020	3.581288
							Totals	64	735,697,446.25	100.00%	91	3.9624	2.002651
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Arizona	4	28,951,019.87	3.94%	96	3.8556	1.489368	Ohio	3	24,275,880.68	3.30%	97	3.8901	2.356359
Arkansas	1	5,395,000.00	0.73%	98	3.4970	3.440900	Oklahoma	6	15,193,103.73	2.07%	98	4.4243	3.132290
California	9	111,576,451.31	15.17%	79	3.6047	2.626971	Oregon	2	3,637,715.19	0.49%	98	4.3193	2.413375
Colorado	2	8,974,431.76	1.22%	98	4.0378	2.103387	Pennsylvania	9	47,535,844.42	6.46%	87	4.0803	1.694461
Florida	5	35,965,578.65	4.89%	98	4.4503	0.858134	South Dakota	1	510,141.47	0.07%	98	4.8500	1.647400
Georgia	4	38,759,750.00	5.27%	98	3.6425	0.510255	Tennessee	7	37,337,703.35	5.08%	98	4.0221	2.251997
Illinois	3	28,255,074.07	3.84%	98	3.8925	2.503935	Texas	7	34,538,094.66	4.69%	98	4.1235	2.213914
Indiana	6	23,784,399.77	3.23%	97	3.3575	3.396922	Utah	2	4,556,920.19	0.62%	97	4.0565	2.681783
Iowa	3	3,036,919.53	0.41%	97	3.5607	3.599343	Virginia	2	4,600,521.69	0.63%	97	3.0247	4.410793
Kansas	5	3,069,547.15	0.42%	98	4.8500	1.647400	Wisconsin	1	10,115,000.00	1.37%	98	4.1150	2.687100
Kentucky	2	6,761,870.22	0.92%	98	3.7970	2.609715	Wyoming	6	6,802,795.44	0.92%	98	4.8500	1.647400
Louisiana	1	680,272.73	0.09%	98	4.8500	1.647400	Totals	127	735,697,446.25	100.00%	91	3.9624	2.002651
Maryland	3	6,641,991.32	0.90%	97	3.8413	2.449926
									Property Type³
Massachusetts	1	3,366,594.71	0.46%	96	4.3400	1.392400
Minnesota	1	138,698.50	0.02%	98	4.8500	1.647400		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Mississippi	1	3,414,545.40	0.46%	98	4.8300	(0.670100)		Properties	Balance	Agg. Bal.			DSCR¹
Missouri	7	55,678,211.86	7.57%	97	4.0036	1.964994	Industrial	15	68,600,000.00	9.32%	98	3.4337	3.737843
Montana	2	1,388,164.01	0.19%	98	4.8500	1.647400	Lodging	57	146,489,787.28	19.91%	98	4.3633	0.826623
Nebraska	4	3,855,205.34	0.52%	98	4.8500	1.647400	Mixed Use	2	46,500,000.00	6.32%	98	3.8433	0.891706
Nevada	2	27,767,059.91	3.77%	38	4.9750	1.925177	Mobile Home Park	2	13,700,000.00	1.86%	98	3.6814	2.884867
New Jersey	1	1,183,616.68	0.16%	98	4.2000	1.468600	Multi-Family	19	152,871,349.69	20.78%	97	4.1040	1.883529
New Mexico	3	3,591,942.83	0.49%	98	4.8500	1.647400	Office	16	184,956,807.65	25.14%	76	3.8668	2.357413
New York	8	127,219,441.47	17.29%	95	3.8723	1.665012	Other	1	28,000,000.00	3.81%	98	3.6607	2.477600
North Carolina	2	16,783,170.81	2.28%	98	3.9645	0.853829	Retail	14	86,029,501.54	11.69%	98	3.7944	2.228259
North Dakota	1	354,767.44	0.05%	98	4.8500	1.647400	Self Storage	1	8,550,000.00	1.16%	38	4.6500	2.138700
							Totals	127	735,697,446.25	100.00%	91	3.9624	2.002651

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.5000% or less	9	146,095,000.00	19.86%	83	3.1735	3.000101	12 months or less	28	266,846,534.68	36.27%	98	4.1334	1.609119
	3.5001% to 3.7000%	5	75,351,265.64	10.24%	97	3.6396	2.285402	13 months to 24 months	34	424,350,911.57	57.68%	88	3.8365	2.245892
	3.7001% to 3.9000%	7	87,290,557.70	11.87%	98	3.8054	1.182687	25 months to 36 months	2	44,500,000.00	6.05%	91	4.1375	2.042952
	3.9001% to 4.1000%	10	145,103,468.82	19.72%	96	3.9622	1.870966	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.1001% to 4.3000%	11	93,929,697.07	12.77%	98	4.1727	2.168369	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	4.3001% to 4.5000%	5	48,383,387.55	6.58%	97	4.3834	1.986260	Totals	64	735,697,446.25	100.00%	91	3.9624	2.002651
	4.5001% to 4.7000%	7	60,450,000.00	8.22%	89	4.5989	1.117070
	4.7001% or greater	10	79,094,069.47	10.75%	77	4.9071	1.527469
	Totals	64	735,697,446.25	100.00%	91	3.9624	2.002651
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	110 months or less	64	735,697,446.25	100.00%	91	3.9624	2.002651	Interest Only	64	735,697,446.25	100.00%	91	3.9624	2.002651
	111 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	64	735,697,446.25	100.00%	91	3.9624	2.002651	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	64	735,697,446.25	100.00%	91	3.9624	2.002651
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 29

Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		11	80,652,396.98	10.96%	85	4.1448	2.307646				None
	Totals	64	735,697,446.25	100.00%	91	3.9624	2.002651

(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	323000001	OF	San Francisco	CA	Actual/360	3.303%	96,337.50	0.00	0.00	N/A	11/06/24	--	35,000,000.00	35,000,000.00	10/06/21
2	310951439	MF	St Louis	MO	Actual/360	3.962%	115,558.33	0.00	0.00	N/A	11/11/29	--	35,000,000.00	35,000,000.00	10/11/21
3	323000003	LO	Various	Various	Actual/360	4.850%	96,650.14	55,643.94	0.00	N/A	12/06/29	--	23,913,437.87	23,857,793.93	10/06/21
3A	323000103				Actual/360	4.850%	38,660.06	22,257.57	0.00	N/A	12/06/29	--	9,565,375.21	9,543,117.64	10/06/21
4	323000004	IN	Various	Various	Actual/360	4.115%	89,501.25	0.00	0.00	N/A	12/06/29	--	26,100,000.00	26,100,000.00	10/06/21
4A	323000104				Actual/360	4.115%	17,145.83	0.00	0.00	N/A	12/06/29	--	5,000,000.00	5,000,000.00	10/06/21
5	323000005	OF	New York	NY	Actual/360	3.914%	97,850.00	0.00	0.00	N/A	03/11/29	--	30,000,000.00	30,000,000.00	10/11/21
6	453012235	IN	Various	Various	Actual/360	2.653%	44,221.00	0.00	0.00	N/A	11/07/29	--	20,000,000.00	20,000,000.00	10/07/21
6A	453012236				Actual/360	2.653%	22,110.50	0.00	0.00	N/A	11/07/29	--	10,000,000.00	10,000,000.00	10/07/21
7	323000007	MU	New York	NY	Actual/360	3.470%	57,833.33	0.00	0.00	N/A	12/06/29	--	20,000,000.00	20,000,000.00	10/06/21
7A	323000107				Actual/360	3.470%	28,916.67	0.00	0.00	N/A	12/06/29	--	10,000,000.00	10,000,000.00	10/06/21
8	323000008	98	New York	NY	Actual/360	3.661%	76,265.00	0.00	0.00	N/A	12/06/29	--	25,000,000.00	25,000,000.00	10/06/21
8A	323000108				Actual/360	3.661%	9,151.80	0.00	0.00	N/A	12/06/29	--	3,000,000.00	3,000,000.00	10/06/21
9	323000009	OF	Las Vegas	NV	Actual/360	4.979%	41,495.67	0.00	0.00	N/A	10/06/24	--	10,000,000.00	10,000,000.00	10/06/21
9A	323000109				Actual/360	4.979%	41,495.67	0.00	0.00	N/A	10/06/24	--	10,000,000.00	10,000,000.00	10/06/21
9B	323000209				Actual/360	4.979%	28,217.05	0.00	0.00	N/A	10/06/24	--	6,800,000.00	6,800,000.00	10/06/21
10	323000010	LO	Atlanta	GA	Actual/360	3.785%	75,226.88	0.00	0.00	N/A	12/01/29	--	23,850,000.00	23,850,000.00	10/01/21
11	310952591	OF	Phoenix	AZ	Actual/360	3.660%	67,676.25	37,669.16	0.00	N/A	10/11/29	--	22,188,934.80	22,151,265.64	10/11/21
12	310953493	OF	Los Angeles	CA	Actual/360	3.005%	50,075.00	0.00	0.00	N/A	11/09/29	--	20,000,000.00	20,000,000.00	10/09/21
13	323000013	LO	Various	Various	Actual/360	4.340%	61,237.38	35,501.21	0.00	N/A	10/05/29	--	16,931,995.50	16,896,494.29	10/05/21
14	323000014	RT	Various	Various	Actual/360	3.786%	52,234.97	0.00	0.00	N/A	11/06/29	--	16,556,250.00	16,556,250.00	10/06/21
15	323000015	MU	Petaluma	CA	Actual/360	4.522%	24,494.17	0.00	0.00	N/A	11/06/29	--	6,500,000.00	6,500,000.00	10/06/21
15A	323000115				Actual/360	4.522%	18,841.67	0.00	0.00	N/A	11/06/29	--	5,000,000.00	5,000,000.00	10/06/21
15B	323000215				Actual/360	4.522%	18,841.67	0.00	0.00	N/A	11/06/29	--	5,000,000.00	5,000,000.00	10/06/21
16	307331195	LO	Cary	NC	Actual/360	3.940%	46,952.45	22,957.05	0.00	N/A	12/06/29	--	14,300,237.38	14,277,280.33	10/06/21
17	307331194	MF	Muskogee	OK	Actual/360	4.410%	54,022.50	0.00	0.00	N/A	12/06/29	--	14,700,000.00	14,700,000.00	10/06/21
18	323000018	MF	Jackson Heights	NY	Actual/360	4.600%	55,583.33	0.00	0.00	N/A	09/05/29	--	14,500,000.00	14,500,000.00	09/05/21
19	310952116	LO	Johnson City	TN	Actual/360	3.874%	45,365.93	22,810.15	0.00	N/A	12/11/29	--	14,052,431.04	14,029,620.89	10/11/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
20	303161353	MF	Normal	IL	Actual/360	3.620%	42,836.67	0.00	0.00	N/A	12/01/29	--	14,200,000.00	14,200,000.00	10/01/21
21	28202321	RT	Parma	OH	Actual/360	4.180%	47,551.11	20,747.97	0.00	N/A	12/06/29	--	13,651,036.95	13,630,288.98	10/06/21
22	323000022	MF	Kansas City	MO	Actual/360	4.200%	47,576.73	20,885.67	0.00	N/A	12/06/29	--	13,593,352.26	13,572,466.59	10/06/21
23	323000023	RT	Reading	PA	Actual/360	3.963%	42,899.25	28,346.11	0.00	N/A	12/06/29	--	12,989,930.84	12,961,584.73	10/06/21
24	323000024	OF	Various	TX	Actual/360	4.278%	47,753.18	0.00	0.00	N/A	12/01/29	--	13,395,000.00	13,395,000.00	10/01/21
25	323000025	RT	Aliso Viejo	CA	Actual/360	3.295%	35,695.83	0.00	0.00	N/A	12/01/29	--	13,000,000.00	13,000,000.00	10/01/21
26	323000026	RT	Douglasville	GA	Actual/360	3.350%	35,454.17	0.00	0.00	N/A	12/01/29	--	12,700,000.00	12,700,000.00	10/01/21
27	28002309	MF	Memphis	TN	Actual/360	4.042%	40,420.00	0.00	0.00	N/A	11/06/29	--	12,000,000.00	12,000,000.00	10/06/21
28	323000028	LO	Tampa	FL	Actual/360	4.644%	46,053.00	0.00	0.00	N/A	12/06/29	--	11,900,000.00	11,900,000.00	10/06/21
29	323000029	MF	Philadelphia	PA	Actual/360	3.980%	37,952.12	18,246.91	0.00	N/A	12/01/29	--	11,442,850.67	11,424,603.76	10/01/21
30	303161354	MH	Dana Point	CA	Actual/360	3.570%	32,725.00	0.00	0.00	N/A	12/01/29	--	11,000,000.00	11,000,000.00	10/01/21
31	307331183	OF	Jeffersonville	IN	Actual/360	3.850%	32,083.33	0.00	0.00	11/06/29	11/06/34	--	10,000,000.00	10,000,000.00	10/06/21
32	323000032	MF	Bronx	NY	Actual/360	3.990%	32,585.00	0.00	0.00	N/A	12/01/29	--	9,800,000.00	9,800,000.00	10/01/21
33	303161352	LO	Lincoln	CA	Actual/360	4.630%	34,725.00	0.00	0.00	N/A	12/01/29	--	9,000,000.00	9,000,000.00	10/01/21
34	323000034	OF	Boulder	CO	Actual/360	4.031%	29,896.58	0.00	0.00	N/A	12/06/29	--	8,900,000.00	8,900,000.00	10/06/21
35	610949215	SS	Philadelphia	PA	Actual/360	4.650%	33,131.25	0.00	0.00	N/A	12/11/24	--	8,550,000.00	8,550,000.00	10/11/21
36	303161356	LO	Early	TX	Actual/360	4.140%	27,813.01	17,177.19	0.00	N/A	12/01/29	--	8,061,742.70	8,044,565.51	10/01/21
37	323000037	MF	Yonkers	NY	Actual/360	3.780%	25,515.00	0.00	0.00	N/A	12/06/29	--	8,100,000.00	8,100,000.00	10/06/21
38	307331185	LO	St Augustine	FL	Actual/360	5.100%	30,535.52	16,215.87	0.00	N/A	12/06/29	--	7,184,828.37	7,168,612.50	10/06/21
39	323000039	RT	Melbourne	FL	Actual/360	3.829%	23,186.42	11,884.31	0.00	N/A	12/06/29	--	7,266,571.12	7,254,686.81	10/06/21
40	323000040	IN	Pittsburgh	PA	Actual/360	3.730%	23,312.50	0.00	0.00	N/A	12/06/29	--	7,500,000.00	7,500,000.00	10/06/21
41	323000041	MF	Santa Rosa	CA	Actual/360	3.930%	22,073.50	0.00	0.00	N/A	12/01/29	--	6,740,000.00	6,740,000.00	10/01/21
42	28002320	MF	New York	NY	Actual/360	4.714%	25,632.38	0.00	0.00	N/A	11/06/29	--	6,525,000.00	6,525,000.00	10/06/21
43	323000043	MF	Tampa	FL	Actual/360	4.412%	23,231.55	9,364.00	0.00	N/A	12/06/29	--	6,318,643.34	6,309,279.34	10/06/21
44	323000044	OF	Blue Bell	PA	Actual/360	4.421%	22,026.54	8,846.59	0.00	N/A	12/06/29	--	5,978,703.63	5,969,857.04	10/06/21
45	323000045	OF	Springdale	AR	Actual/360	3.497%	15,721.93	0.00	0.00	N/A	12/06/29	--	5,395,000.00	5,395,000.00	10/06/21
46	323000046	OF	Linthicum Heights	MD	Actual/360	4.200%	16,965.48	7,485.38	0.00	N/A	11/06/29	--	4,847,279.87	4,839,794.49	10/06/21
47	323000047	LO	Florence	KY	Actual/360	4.369%	16,445.96	9,329.93	0.00	N/A	12/06/29	--	4,517,086.81	4,507,756.88	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
48	410952359	RT	Salt Lake City	UT	Actual/360	3.946%	13,153.33	0.00	0.00	N/A	11/11/29	--	4,000,000.00	4,000,000.00	10/11/21
49	323000049	LO	New Albany	MS	Actual/360	4.830%	13,770.24	6,632.62	0.00	N/A	12/01/29	--	3,421,178.02	3,414,545.40	10/01/21
50	307331186	RT	Brownsburg	IN	Actual/360	4.270%	10,541.82	4,498.08	0.00	N/A	12/06/29	--	2,962,572.42	2,958,074.34	10/06/21
51	410952200	MH	Boring	OR	Actual/360	4.135%	9,303.75	0.00	0.00	N/A	12/11/29	--	2,700,000.00	2,700,000.00	10/11/21
52	410952179	OF	Greensboro	NC	Actual/360	4.104%	8,596.69	7,760.25	0.00	N/A	11/11/29	--	2,513,650.73	2,505,890.48	10/11/21
53	307331190	RT	Tuckahoe	NJ	Actual/360	4.200%	4,148.68	1,719.53	0.00	N/A	12/06/29	--	1,185,336.21	1,183,616.68	10/06/21
54	28002334	RT	Rolla	MO	Actual/360	4.760%	3,665.20	0.00	0.00	12/06/29	07/06/34	--	924,000.00	924,000.00	10/06/21
55	28002335	RT	Dexter	MO	Actual/360	5.190%	3,723.82	0.00	0.00	12/06/29	04/06/34	--	861,000.00	861,000.00	10/06/21
Totals							2,430,663.54	385,979.49	0.00				736,083,425.74	735,697,446.25
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	23,289,359.00	11,069,321.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	3,451,469.42	1,792,376.59	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	19,715,160.45	19,996,909.63	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,619,902.46	1,845,262.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	53,869,546.00	27,842,612.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	31,730,719.00	15,571,466.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	776,591.34	132,499.77	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	5,319,000.00	2,659,500.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,492,262.00	2,315,015.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	(20,212.00)	(789,718.77)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,757,161.02	1,874,306.95	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	92,981,255.00	48,656,401.54	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,086,798.00	1,975,230.59	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,085,909.00	1,383,692.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,394,792.01	1,858,570.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	555,914.46	695,883.50	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,590,799.04	1,128,862.41	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	459,131.00	01/01/20	09/30/20	--	0.00	0.00	55,553.12	55,553.12	0.00	0.00
19	1,123,780.44	1,420,282.43	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
20	1,446,991.60	728,824.35	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	4,522,732.20	3,174,072.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,298,234.05	811,091.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,608,175.00	712,519.59	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,407,505.63	357,106.75	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,477,440.00	780,541.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,303,696.24	651,848.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,182,508.19	392,666.10	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	59,519.00	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
29	486,937.15	115,540.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	903,272.48	585,506.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	776,652.22	371,544.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	614,343.08	530,197.84	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	705,055.17	385,069.63	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	856,743.70	215,062.79	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,092,256.92	1,285,844.67	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	244,197.26	127,290.45	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	258,853.30	298,360.87	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	830,382.83	188,188.11	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	319.76	0.00
40	1,058,844.24	483,451.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	493,423.38	256,382.01	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	451,863.51	330,357.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	699,186.76	351,842.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	590,805.66	332,617.85	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	3,082,588.19	767,087.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	432,115.25	491,544.07	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
48	0.00	241,242.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	(72,072.88)	(126,233.76)	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	293,036.00	146,517.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	299,204.72	152,513.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	335,200.03	162,580.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	104,540.00	52,270.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	86,109.81	43,055.39	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	80,801.00	40,400.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	283,771,829.33	157,384,028.13				0.00	0.00	55,553.12	55,553.12	319.76	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.962425%	3.939645%	91
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.962589%	3.939813%	92
08/17/21	1	14,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.962742%	3.939969%	93
07/16/21	1	14,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.962895%	3.940125%	94
06/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.963057%	3.940291%	95
05/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.963207%	3.940445%	96
04/16/21	1	14,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.963367%	3.940609%	97
03/17/21	1	14,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.963517%	3.945672%	98
02/18/21	4	33,141,681.24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.963696%	3.945852%	99
01/15/21	2	21,809,126.27	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.963843%	3.946001%	100
12/17/20	2	21,823,714.35	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.963990%	3.946149%	101
11/18/20	2	21,839,273.83	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.964146%	3.946306%	102
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
18	323000018 09/05/21		0	B	55,553.12	55,553.12	15,638.49	14,500,000.00	03/17/21	13
Totals					55,553.12	55,553.12	15,638.49	14,500,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		26,800,000	26,800,000		0	0
37 - 48 Months		43,550,000	43,550,000		0	0
49 - 60 Months		0	0		0	0
> 60 Months		665,347,446	665,347,446		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	735,697,446	735,697,446	0	0	0	0
Sep-21	736,083,426	736,083,426	0	0	0	0
Aug-21	736,443,752	721,943,752	14,500,000	0	0	0
Jul-21	736,802,757	722,302,757	14,500,000	0	0	0
Jun-21	737,184,813	737,184,813	0	0	0	0
May-21	737,541,100	737,541,100	0	0	0	0
Apr-21	737,920,534	723,420,534	14,500,000	0	0	0
Mar-21	738,274,123	723,774,123	14,500,000	0	0	0
Feb-21	738,700,054	705,558,373	33,141,681	0	0	0
Jan-21	739,050,784	717,241,658	21,809,126	0	0	0
Dec-20	739,400,228	717,576,514	21,823,714	0	0	0
Nov-20	739,771,402	717,932,128	21,839,274	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
18	323000018	14,500,000.00	14,500,000.00	22,900,000.00	11/01/19	439,256.00	0.76030	09/30/20	09/05/29	I/O
Totals		14,500,000.00	14,500,000.00	22,900,000.00		439,256.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
18	323000018	MF	NY	03/17/21	13
Loan recently transferred to special servicing. A PNL has been sent to Borrower. Awaiting Borrower request for relief. Lender will dual track legal process with negotiations.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
13	323000013	0.00	4.34000%	0.00	4.34000%	10	07/21/20	07/01/20	08/11/20
21	28202321	0.00	4.18000%	0.00	4.18000%	10	07/30/20	06/06/20	09/11/20
33	303161352	9,000,000.00	4.63000%	9,000,000.00 4.63000%		10	05/01/20	06/01/20	06/11/20
Totals		9,000,000.00		9,000,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
18	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		3,500.00

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Supplemental Notes
Additional Notice
Disclosable Special Servicer Fees, Loan Event of Default, Servicer Termination Event or Special Servicer Termination Event information would be disclosed here.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 29 of 29